Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000261613
Shareholder Report [Line Items]
Fund Name	Anfield Enhanced Market ETF
Trading Symbol	AEMS
Security Exchange Name	CboeBZX
Additional Information Website	https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Enhanced Market ETF	$75	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.03% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,585,002
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 755,046
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$146,585,002
Number of Portfolio Holdings	102
Advisory Fee	$755,046
Portfolio Turnover	187%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	12.8%
Communications	1.3%
Communication Services	1.4%
Real Estate	1.5%
Materials	2.1%
Health Care	2.1%
Utilities	3.4%
Energy	4.0%
Technology	5.8%
Industrials	7.5%
Consumer Discretionary	10.7%
U.S. Treasury Obligations	21.9%
Financials	25.5%

Top 10 Holdings

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	21.9%
Lumentum Holdings, Inc.	1.8%
Advanced Micro Devices, Inc.	1.7%
Roivant Sciences Ltd.	1.5%
US Bancorp	1.4%
Air Lease Corporation	1.4%
Citigroup, Inc.	1.4%
Millicom International Cellular S.A.	1.4%
Bank of America Corporation	1.4%
American Express Company	1.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.2%
Corporate Bonds	48.5%
Preferred Stock	3.2%
U.S. Government & Agencies	25.1%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.